EQUITY-BASED COMPENSATION - Summary of Restricted Interests Activity (Details) (Details) - WUP Restricted Interests shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of WUP Profits Interests
Beginning balance (in shares) | shares	4,662
Ending balance (in shares) | shares	4,662
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 3.98
Ending balance (in dollars per share) | $ / shares	$ 3.98